PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSE AND OTHER CURRENT ASSETS [Abstract]
Spare parts	$ 3,975,860	$ 3,166,462
Prepaid Value added tax ("VAT")	18,705,984	5,399,839
VAT Refundable		1,002,186
Prepaid insurance fee	471,721	1,121,769
Others	780,402	461,886
Total	$ 23,933,967	$ 11,152,142